Convertible Debentures (Tables)	12 Months Ended
Jun. 30, 2023
Convertible Debentures
Schedule of Black Scholes options pricing model

Share price	$0.27
Exercise price	$1.20
Expected terms (in years)	7
Expected volatility	109%
Annual rate of quarterly dividends	—%
Risk free interest rate	1.52%

Schedule of components of convertible debentures

	June 30,	June 30,
	2023	2022
Principal balance	$2,100,000	$—
Less: repayments	(300,000)	—
Remaining balance	1,800,000	—
Less: Debentures discount and debts insurance cost	(543,201)	—
Total	$1,256,799	$—
Less: non-current	(486,332)	—
Total current	$770,467	$—